Revenue and Capitalized Contract Costs (Tables)	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Schedule of New Accounting Pronouncement
The Company adopted Topic 606 using the modified retrospective method. The cumulative effect of applying the new standard to all contracts with subscribers that were not completed as of January 1, 2018 was recorded as an adjustment to accumulated deficit as of the adoption date. As a result of applying the modified retrospective method to adopt the new revenue guidance, the following cumulative catch-up adjustments were made to select consolidated balance sheet line items as of January 1, 2018 (in thousands):

Consolidated Balance Sheets

	As Reported	Adjustments	Adjusted
	December 31, 2017		January 1, 2018
Assets
Capitalized contract costs, net	$—	$1,020,408	$1,020,408
Subscriber acquisition costs, net	1,308,558	(1,308,558)	—
Long-term notes receivables and other assets, net	88,723	2,713	91,436

Liabilities and Stockholders' Deficit
Accrued expenses and other current liabilities	74,321	10,329	84,650
Deferred revenue	88,337	39,868	128,205
Deferred revenue, net of current portion	264,555	(53,062)	211,493
Deferred income tax liabilities	9,041	(5,641)	3,400
Accumulated deficit	(1,358,571)	(276,931)	(1,635,502)
The following tables compare the select reported consolidated balance sheets, statements of operations and cash flows line items to the amounts had the previous guidance been in effect (in thousands):

Consolidated Balance Sheets

	December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)
Assets
Capitalized contract costs, net	$1,115,775	$—	$1,115,775
Subscriber acquisition costs, net	—	1,518,188	(1,518,188)
Liabilities and Stockholders' Deficit
Accrued expenses and other current liabilities	136,715	126,900	9,815
Deferred revenue	186,953	126,582	60,371
Deferred revenue, net of current portion	323,585	440,474	(116,889)
Deferred income tax liabilities	1,096	8,682	(7,586)
Accumulated deficit	(2,104,097)	(1,754,426)	(349,671)
Accumulated other comprehensive loss	(28,837)	(30,384)	1,547

Consolidated Statements of Operations and Comprehensive Loss

	Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)
Revenues:
Recurring and other revenue	$1,050,441	$950,661	$99,780
Service and other sales revenue	—	46,177	(46,177)
Activation fees	—	9,705	(9,705)
Total revenues	1,050,441	1,006,543	43,898
Costs and expenses:
Operating expenses	355,813	385,672	(29,859)
Depreciation and amortization	514,082	367,879	146,203
Loss from operations	(242,059)	(169,613)	(72,446)
Income tax (benefit) expense	(1,611)	806	(2,417)
Net loss	(467,914)	(397,885)	(70,029)
Other comprehensive loss, net of tax effects:
Foreign currency translation adjustment	(2,218)	(3,765)	1,547
Total other comprehensive (loss) income	(2,218)	(3,765)	1,547
Comprehensive loss	(470,132)	(401,650)	(68,482)

Consolidated Statements of Cashflows

	Year ended December 31, 2018
	As Reported	Balances Without Adoption of Topic 606	Effect of Change Higher/(Lower)

Cash flows from operating activities:
Net loss	$(467,914)	$(397,885)	$(70,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Amortization of capitalized contract costs	398,174	—	398,174
Amortization of subscriber acquisition costs	—	251,971	(251,971)
Changes in operating assets and liabilities:
Capitalized contract costs – deferred contract costs	(499,252)	—	(499,252)
Subscriber acquisition costs – deferred contract costs	—	(469,393)	469,393
Accrued expenses and other current liabilities	91,469	93,886	(2,417)
Deferred revenue	172,905	216,803	(43,898)
Net cash used in operating activities	(220,499)	(220,499)	—